Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
November 30, 2020
T12-QTLY-0121
1.9862232.106

Schedule of Investments November 30, 2020 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 90.0%
	Principal Amount	Value
COMMUNICATION SERVICES – 7.7%
Diversified Telecommunication Services – 2.6%
AT&T, Inc.:
3.55% 9/15/55 (a)	$ 580,000	$ 593,589
3.65% 6/1/51	500,000	527,494
3.65% 9/15/59 (a)	231,000	235,349
4.30% 2/15/30	452,000	539,668
4.50% 5/15/35 to 3/9/48	1,497,000	1,821,947
4.90% 6/15/42	174,000	217,652
Level 3 Financing, Inc. 3.40% 3/1/27 (a)	843,000	909,665
Verizon Communications, Inc.:
4.40% 11/1/34	834,000	1,053,169
4.522% 9/15/48	460,000	611,155
		6,509,688
Media – 3.7%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (a)	923,000	972,611
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	400,000	416,768
4.20% 3/15/28	174,000	199,799
5.375% 5/1/47	546,000	692,225
Comcast Corp.:
2.45% 8/15/52	512,000	502,784
4.50% 1/15/43	542,000	724,901
4.95% 10/15/58	378,000	579,433
Discovery Communications LLC 4.125% 5/15/29	1,159,000	1,357,277
Fox Corp.:
3.50% 4/8/30	586,000	666,393
4.03% 1/25/24	13,000	14,332
4.709% 1/25/29	19,000	22,972
5.476% 1/25/39	18,000	25,031
5.576% 1/25/49	246,000	359,445
Tencent Holdings Ltd. 3.575% 4/11/26 (a)	200,000	221,125
The Walt Disney Co.:
3.60% 1/13/51	408,000	482,978
3.80% 3/22/30	413,000	490,572
4.75% 11/15/46	200,000	270,009
Time Warner Cable LLC:
4.50% 9/15/42	53,000	61,067
5.875% 11/15/40	738,000	955,284
7.30% 7/1/38	174,000	255,256
		9,270,262
Wireless Telecommunication Services – 1.4%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	127,189

	Principal Amount	Value

T-Mobile USA, Inc.:
3.50% 4/15/25 (a)	$ 914,000	$ 1,010,774
3.75% 4/15/27 (a)	638,000	722,280
Vodafone Group PLC:
4.375% 5/30/28	756,000	907,849
5.25% 5/30/48	460,000	625,820
		3,393,912
TOTAL COMMUNICATION SERVICES		19,173,862
CONSUMER DISCRETIONARY – 5.5%
Automobiles – 1.4%
General Motors Co.:
5.40% 4/1/48	60,000	75,677
5.95% 4/1/49	534,000	720,484
General Motors Financial Co., Inc. 3.25% 1/5/23	749,000	782,935
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (a)	450,000	449,967
2.70% 9/26/22 (a)	650,000	674,278
4.75% 11/13/28 (a)	550,000	670,837
		3,374,178
Diversified Consumer Services – 0.3%
Ingersoll-Rand Luxembourg Finance S.A. 3.80% 3/21/29	520,000	613,258
Hotels, Restaurants & Leisure – 1.0%
McDonald's Corp.:
3.625% 9/1/49	696,000	815,643
4.875% 12/9/45	590,000	805,841
Starbucks Corp.:
3.80% 8/15/25	478,000	541,958
4.45% 8/15/49	279,000	362,169
		2,525,611
Household Durables – 0.6%
DR Horton, Inc. 2.50% 10/15/24	775,000	822,525
Lennar Corp. 4.875% 12/15/23	361,000	398,724
Toll Brothers Finance Corp. 4.375% 4/15/23	263,000	279,109
		1,500,358
Multiline Retail – 0.4%
Dollar Tree, Inc. 4.00% 5/15/25	898,000	1,013,220
Specialty Retail – 1.8%
Advance Auto Parts, Inc. 1.75% 10/1/27	332,000	334,873
AutoNation, Inc. 4.75% 6/1/30	19,000	22,841

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
AutoZone, Inc.:
3.125% 4/18/24	$ 627,000	$ 675,359
3.625% 4/15/25	26,000	28,960
Lowe's Cos., Inc. 3.65% 4/5/29	627,000	730,578
O'Reilly Automotive, Inc. 4.35% 6/1/28	408,000	481,382
Ross Stores, Inc. 4.60% 4/15/25	452,000	522,709
The Home Depot, Inc. 3.90% 6/15/47	224,000	287,028
The TJX Cos., Inc. 3.75% 4/15/27	1,176,000	1,361,634
		4,445,364
Textiles, Apparel & Luxury Goods – 0.0%
NIKE, Inc.:
3.25% 3/27/40	53,000	62,205
3.375% 3/27/50	42,000	50,681
		112,886
TOTAL CONSUMER DISCRETIONARY		13,584,875
CONSUMER STAPLES – 7.6%
Beverages – 2.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
3.65% 2/1/26	460,000	519,703
4.70% 2/1/36	174,000	222,277
4.90% 2/1/46	262,000	341,685
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36	200,000	248,549
4.90% 2/1/46	814,000	1,058,097
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30	639,000	738,151
4.50% 6/1/50	700,000	875,368
4.90% 1/23/31	279,000	356,117
Constellation Brands, Inc. 2.875% 5/1/30	669,000	732,915
Molson Coors Brewing Co.:
3.00% 7/15/26	627,000	683,547
5.00% 5/1/42	279,000	351,900
		6,128,309
Food & Staples Retailing – 1.4%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (a)	159,000	172,417
Costco Wholesale Corp.:
1.375% 6/20/27	160,000	164,302
1.60% 4/20/30	914,000	937,843
1.75% 4/20/32	354,000	366,782

	Principal Amount	Value

CVS Health Corp.:
4.78% 3/25/38	$ 242,000	$ 306,720
4.875% 7/20/35	134,000	172,519
5.05% 3/25/48	906,000	1,224,057
5.125% 7/20/45	171,000	229,456
		3,574,096
Food Products – 1.4%
Cargill, Inc. 2.125% 4/23/30 (a)	597,000	635,172
Conagra Brands, Inc. 4.60% 11/1/25	843,000	981,509
Kraft Heinz Foods Co. 3.75% 4/1/30 (a)	992,000	1,066,615
McCormick & Co., Inc. 2.50% 4/15/30	650,000	697,063
Smithfield Foods, Inc. 3.00% 10/15/30 (a)	135,000	140,455
		3,520,814
Tobacco – 2.3%
Altria Group, Inc.:
4.25% 8/9/42	55,000	61,949
4.40% 2/14/26	279,000	323,192
4.80% 2/14/29	965,000	1,155,200
BAT Capital Corp.:
2.259% 3/25/28	542,000	558,872
3.557% 8/15/27	1,102,000	1,224,422
Imperial Brands Finance PLC:
3.50% 7/26/26 (a)	550,000	604,588
4.25% 7/21/25 (a)	250,000	280,782
Reynolds American, Inc.:
4.45% 6/12/25	429,000	489,668
4.85% 9/15/23	863,000	966,223
		5,664,896
TOTAL CONSUMER STAPLES		18,888,115
ENERGY – 7.9%
Energy Equipment & Services – 0.5%
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	533,000
5.125% 5/15/29	425,000	450,232
5.85% 5/21/43 (a)(b)	410,000	328,000
		1,311,232
Oil, Gas & Consumable Fuels – 7.4%
Boardwalk Pipelines LP 3.375% 2/1/23	562,000	578,950
Canadian Natural Resources Ltd.:
3.90% 2/1/25	530,000	578,264
4.95% 6/1/47	134,000	163,371
Cenovus Energy, Inc.:
3.00% 8/15/22	331,000	331,891
4.25% 4/15/27	840,000	895,264
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	$ 319,000	$ 365,495
ConocoPhillips 6.50% 2/1/39	265,000	404,090
ConocoPhillips Holding Co. 6.95% 4/15/29	220,000	306,954
Continental Resources, Inc. 5.00% 9/15/22	167,000	167,418
Enbridge, Inc.:
4.25% 12/1/26	14,000	16,204
5.50% 12/1/46	124,000	164,949
5.75% 7/15/80 (b)	387,000	421,371
Energy Transfer Operating LP:
4.20% 9/15/23	596,000	634,556
4.95% 6/15/28	48,000	53,672
5.80% 6/15/38	123,000	135,896
6.00% 6/15/48	17,000	19,111
Enterprise Products Operating LLC:
4.85% 3/15/44	200,000	244,844
4.90% 5/15/46	179,000	223,245
Equinor ASA 2.375% 5/22/30	452,000	482,305
Hess Corp. 6.00% 1/15/40	495,000	594,125
Magellan Midstream Partners LP 3.25% 6/1/30	717,000	791,020
Marathon Petroleum Corp. 4.75% 9/15/44	279,000	311,233
MPLX LP:
1.75% 3/1/26	647,000	655,563
2.65% 8/15/30	784,000	793,249
4.875% 12/1/24	30,000	34,036
Newfield Exploration Co. 5.625% 7/1/24	348,000	369,503
Occidental Petroleum Corp.:
3 month U.S. LIBOR + 1.450% 1.671% 8/15/22 (b)(c)	622,000	594,225
2.70% 8/15/22	24,000	23,647
2.90% 8/15/24	86,000	80,195
3.20% 8/15/26	12,000	10,568
3.45% 7/15/24	481,000	440,115
3.50% 8/15/29	575,000	503,125
4.30% 8/15/39	5,000	4,125
4.40% 8/15/49	465,000	377,812
Ovintiv, Inc.:
7.20% 11/1/31	264,000	293,955
8.125% 9/15/30	146,000	168,221
Petroleos Mexicanos:
5.35% 2/12/28	394,000	368,567
6.49% 1/23/27	85,000	85,000

	Principal Amount	Value

6.50% 3/13/27	$ 200,000	$ 199,688
6.875% 8/4/26	75,000	77,625
Phillips 66:
1.30% 2/15/26	414,000	416,947
3.70% 4/6/23	11,000	11,769
3.85% 4/9/25	15,000	16,780
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	109,000	111,956
3.85% 10/15/23	274,000	288,931
4.65% 10/15/25	348,000	380,902
Spectra Energy Partners LP 3.375% 10/15/26	158,000	175,369
Suncor Energy, Inc. 6.85% 6/1/39	86,000	115,098
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	258,000	277,357
4.25% 4/1/24	224,000	239,943
5.40% 10/1/47	96,000	102,234
The Williams Cos., Inc.:
3.50% 11/15/30	266,000	294,502
5.75% 6/24/44	490,000	615,797
TransCanada PipeLines Ltd. 4.875% 5/15/48	348,000	449,139
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30 (a)	26,000	28,610
Valero Energy Corp. 2.85% 4/15/25	24,000	25,207
Western Midstream Operating LP:
5.05% 2/1/30	1,148,000	1,226,116
5.375% 6/1/21	454,000	457,405
		18,197,509
TOTAL ENERGY		19,508,741
FINANCIALS – 26.5%
Banks – 11.8%
Banco Santander S.A. 2.749% 12/3/30	1,200,000	1,200,000
Bank of America Corp.:
2.676% 6/19/41 (b)	1,007,000	1,051,253
2.884% 10/22/30 (b)	575,000	628,423
3.194% 7/23/30 (b)	279,000	311,508
3.458% 3/15/25 (b)	331,000	359,237
3.705% 4/24/28 (b)	258,000	294,238
4.20% 8/26/24	263,000	294,247
4.25% 10/22/26	624,000	728,247
4.45% 3/3/26	50,000	58,353
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	600,000	652,366
Barclays PLC:
2.645% 6/24/31 (b)	550,000	571,611

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
4.836% 5/9/28	$ 415,000	$ 472,223
5.088% 6/20/30 (b)	200,000	235,696
BBVA USA 2.875% 6/29/22	500,000	518,327
BPCE S.A. 4.875% 4/1/26 (a)	500,000	582,741
Citibank N.A. 3.65% 1/23/24	260,000	284,130
Citigroup, Inc.:
2.572% 6/3/31 (b)	818,000	870,590
2.666% 1/29/31 (b)	575,000	617,674
4.30% 11/20/26	863,000	998,539
4.40% 6/10/25	1,649,000	1,888,480
Cooperatieve Rabobank UA:
3.75% 7/21/26	700,000	787,399
4.625% 12/1/23	400,000	445,381
Credit Suisse AG 2.95% 4/9/25	500,000	546,778
Danske Bank A/S:
1.171% 12/8/23 (a)(b)	500,000	501,891
3.001% 9/20/22 (a)(b)	650,000	661,056
Fifth Third Bancorp 8.25% 3/1/38	335,000	565,813
HSBC Holdings PLC:
2.357% 8/18/31 (b)	1,050,000	1,080,519
2.848% 6/4/31 (b)	400,000	426,639
4.041% 3/13/28 (b)	300,000	340,407
JPMorgan Chase & Co.:
2.522% 4/22/31 (b)	1,228,000	1,312,744
2.956% 5/13/31 (b)	107,000	116,410
4.125% 12/15/26	300,000	350,654
4.95% 6/1/45	200,000	285,695
Lloyds Banking Group PLC 2.858% 3/17/23 (b)	700,000	720,123
Natwest Group PLC 2.359% 5/22/24 (b)	215,000	222,818
Royal Bank of Scotland Group PLC 6.00% 12/19/23	752,000	854,157
Santander Holdings USA, Inc.:
3.40% 1/18/23	562,000	590,657
3.50% 6/7/24	520,000	561,417
Standard Chartered PLC 3.785% 5/21/25 (a)(b)	500,000	541,067
SVB Financial Group 3.125% 6/5/30	193,000	216,539
Synchrony Bank 3.00% 6/15/22	550,000	568,385
Synovus Financial Corp. 3.125% 11/1/22	409,000	422,633

	Principal Amount	Value

The Bank of Nova Scotia 4.50% 12/16/25	$ 300,000	$ 345,199
Truist Bank 2.25% 3/11/30	500,000	524,386
Wells Fargo & Co.:
2.164% 2/11/26 (b)	858,000	898,284
4.478% 4/4/31 (b)	1,206,000	1,468,543
4.65% 11/4/44	200,000	258,063
Zions Bancorp N.A. 3.25% 10/29/29	900,000	924,306
		29,155,846
Capital Markets – 3.7%
Ares Capital Corp.:
3.875% 1/15/26	266,000	279,475
4.20% 6/10/24	348,000	370,173
4.25% 3/1/25	410,000	437,063
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	351,000	370,315
3.574% 1/9/23 (a)	250,000	258,018
3.869% 1/12/29 (a)(b)	250,000	283,032
4.194% 4/1/31 (a)(b)	700,000	824,913
4.55% 4/17/26	250,000	292,956
Morgan Stanley:
2.699% 1/22/31 (b)	1,052,000	1,140,069
3.625% 1/20/27	200,000	228,543
4.35% 9/8/26	485,000	569,266
4.431% 1/23/30 (b)	460,000	560,276
5.00% 11/24/25	575,000	685,285
The Goldman Sachs Group, Inc.:
2.905% 7/24/23 (b)	705,000	733,084
3.50% 11/16/26	194,000	216,955
3.75% 5/22/25 to 2/25/26	392,000	442,821
4.223% 5/1/29 (b)	408,000	483,614
UBS Group AG:
1.008% 7/30/24 (a)(b)	432,000	435,096
3.126% 8/13/30 (a)(b)	500,000	558,704
		9,169,658
Consumer Finance – 3.1%
Ally Financial, Inc.:
3.05% 6/5/23	696,000	733,841
3.875% 5/21/24	133,000	145,247
4.125% 2/13/22	575,000	599,049
5.80% 5/1/25	159,000	188,607
Capital One Financial Corp.:
3.20% 2/5/25	460,000	500,521
3.90% 1/29/24	696,000	763,017
Citizens Bank NA / Providence 2.25% 4/28/25	250,000	265,356
Citizens Financial Group, Inc. 2.638% 9/30/32 (a)	741,000	772,535
Discover Bank 2.45% 9/12/24	650,000	686,943
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Consumer Finance – continued
Discover Financial Services:
4.50% 1/30/26	$ 48,000	$ 55,144
5.20% 4/27/22	399,000	423,441
Ford Motor Credit Co. LLC:
3.336% 3/18/21	500,000	501,725
3.339% 3/28/22	300,000	301,875
4.063% 11/1/24	350,000	364,000
5.875% 8/2/21	602,000	616,291
Synchrony Financial:
3.75% 8/15/21	627,000	637,301
4.375% 3/19/24	24,000	26,373
		7,581,266
Diversified Financial Services – 3.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	700,000	722,716
AIB Group PLC:
4.263% 4/10/25 (a)(b)	250,000	272,545
4.75% 10/12/23 (a)	625,000	687,217
Avolon Holdings Funding Ltd. 4.25% 4/15/26 (a)	95,000	98,723
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (a)	722,000	835,432
BNP Paribas S.A.:
1.904% 9/30/28 (a)(b)	750,000	760,697
4.25% 10/15/24	500,000	562,090
4.625% 3/13/27 (a)	475,000	550,089
Deutsche Bank AG 2.129% 11/24/26 (b)	381,000	385,610
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	350,000	403,679
General Motors Financial Co., Inc. 5.10% 1/17/24	348,000	388,954
HSBC Holdings PLC 1.589% 5/24/27 (b)	790,000	796,799
Mitsubishi UFJ Financial Group, Inc. 1.412% 7/17/25	905,000	924,253
Morgan Stanley 1.794% 2/13/32 (b)	522,000	525,580
Park Aerospace Holdings Ltd. 5.25% 8/15/22 (a)	923,000	965,157
Societe Generale S.A. 3.00% 1/22/30 (a)	625,000	660,090
USAA Capital Corp. 2.125% 5/1/30 (a)	150,000	158,132
		9,697,763
Insurance – 4.0%
American International Group, Inc.:
3.40% 6/30/30	512,000	583,631

	Principal Amount	Value

4.50% 7/16/44	$ 484,000	$ 621,045
5.75% 4/1/48 (b)	410,000	462,275
Brown & Brown, Inc. 2.375% 3/15/31	379,000	395,308
Empower Finance 2020 LP:
1.776% 3/17/31 (a)	347,000	353,810
3.075% 9/17/51 (a)	577,000	645,023
Equitable Holdings, Inc.:
3.90% 4/20/23	373,000	402,548
4.35% 4/20/28	575,000	679,859
Fairfax Financial Holdings Ltd. 4.85% 4/17/28	279,000	309,606
Five Corners Funding Trust II 2.85% 5/15/30 (a)	880,000	968,798
Marsh & McLennan Cos., Inc.:
4.375% 3/15/29	40,000	48,852
4.90% 3/15/49	37,000	54,469
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	425,000	462,347
Pacific LifeCorp. 5.125% 1/30/43 (a)	303,000	365,945
Principal Financial Group, Inc. 3.70% 5/15/29	77,000	90,695
Prudential Financial, Inc. 3.00% 3/10/40	575,000	624,812
The Hartford Financial Services Group, Inc. 3.60% 8/19/49	460,000	551,131
Unum Group:
4.00% 3/15/24	697,000	755,912
4.50% 3/15/25	214,000	238,460
Voya Financial, Inc.:
3.65% 6/15/26	258,000	295,542
4.70% 1/23/48 (b)	415,000	424,345
4.80% 6/15/46	200,000	250,058
5.70% 7/15/43	56,000	76,811
Willis North America, Inc. 3.60% 5/15/24	326,000	356,140
		10,017,422
TOTAL FINANCIALS		65,621,955
HEALTH CARE – 7.4%
Biotechnology – 0.5%
Amgen, Inc. 3.375% 2/21/50	716,000	796,032
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30	430,000	422,756
		1,218,788
Health Care Equipment & Supplies – 0.8%
Abbott Laboratories 4.75% 11/30/36	201,000	278,721

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
HEALTH CARE – continued
Health Care Equipment & Supplies – continued
DH Europe Finance II SARL:
2.60% 11/15/29	$ 673,000	$741,579
3.40% 11/15/49	816,000	971,902
		1,992,202
Health Care Providers & Services – 2.2%
Centene Corp.:
3.00% 10/15/30	532,000	559,930
4.25% 12/15/27	160,000	170,298
4.625% 12/15/29	256,000	280,679
4.75% 1/15/25	110,000	113,380
Cigna Corp.:
3.40% 3/15/50	575,000	648,988
4.125% 11/15/25	1,072,000	1,233,454
4.80% 8/15/38	212,000	276,298
4.90% 12/15/48	40,000	55,110
HCA, Inc.:
5.125% 6/15/39	212,000	272,469
5.25% 6/15/49	266,000	350,547
UnitedHealth Group, Inc.:
3.75% 10/15/47	258,000	324,498
4.75% 7/15/45	222,000	317,447
Universal Health Services, Inc. 2.65% 10/15/30 (a)	739,000	761,299
		5,364,397
Pharmaceuticals – 3.9%
AbbVie, Inc.:
2.95% 11/21/26	833,000	921,098
4.25% 11/21/49	816,000	1,031,292
4.55% 3/15/35	161,000	204,977
AstraZeneca PLC:
1.375% 8/6/30	1,096,000	1,081,971
6.45% 9/15/37	348,000	544,308
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	1,077,000	1,232,342
4.375% 12/15/28 (a)	550,000	645,856
Bristol-Myers Squibb Co.:
4.125% 6/15/39	122,000	157,069
4.25% 10/26/49	450,000	609,052
Elanco Animal Health, Inc.:
4.912% 8/27/21	185,000	189,643
5.272% 8/28/23	596,000	647,533
5.90% 8/28/28	442,000	518,820
Mylan, Inc. 4.55% 4/15/28	1,076,000	1,275,823
Utah Acquisition Sub, Inc. 3.95% 6/15/26	575,000	656,049
Viatris, Inc.:
1.65% 6/22/25 (a)	25,000	25,748

	Principal Amount	Value

2.70% 6/22/30 (a)	$ 25,000	$ 26,512
		9,768,093
TOTAL HEALTH CARE		18,343,480
INDUSTRIALS – 6.8%
Aerospace & Defense – 2.0%
BAE Systems PLC:
1.90% 2/15/31 (a)	525,000	528,550
3.00% 9/15/50 (a)	431,000	456,386
Lockheed Martin Corp. 4.09% 9/15/52	170,000	230,610
Northrop Grumman Corp.:
2.93% 1/15/25	378,000	410,497
4.03% 10/15/47	336,000	426,998
The Boeing Co.:
5.04% 5/1/27	1,240,000	1,420,300
5.15% 5/1/30	1,240,000	1,455,652
		4,928,993
Air Freight & Logistics – 0.1%
FedEx Corp. 4.05% 2/15/48	184,000	222,894
Airlines – 1.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	586,843	404,923
3.75% 4/15/27	180,436	129,697
3.85% 8/15/29	217,124	156,133
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	104,130
Southwest Airlines Co.:
5.125% 6/15/27	492,000	572,268
5.25% 5/4/25	936,000	1,067,297
United Airlines Pass Through Trust:
3.50% 11/1/29	213,361	179,223
4.60% 9/1/27	109,522	96,709
		2,710,380
Building Products – 0.7%
Carrier Global Corp. 2.70% 2/15/31 (a)	1,536,000	1,638,485
Electrical Equipment – 0.1%
Rockwell Automation, Inc. 3.50% 3/1/29	306,000	357,219
Industrial Conglomerates – 0.8%
General Electric Co.:
3.45% 5/1/27	934,000	1,028,783
4.35% 5/1/50	547,000	642,154
Roper Technologies, Inc. 2.95% 9/15/29	371,000	409,257
		2,080,194
Machinery – 0.7%
Caterpillar, Inc. 3.25% 9/19/49	527,000	624,391
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Machinery – continued
Deere & Co.:
2.875% 9/7/49	$ 122,000	$ 137,321
3.75% 4/15/50	16,000	20,885
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	430,000	460,737
3.45% 11/15/26	408,000	443,750
		1,687,084
Road & Rail – 0.9%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	575,000	817,622
CSX Corp. 4.75% 11/15/48	696,000	973,247
Union Pacific Corp. 3.75% 2/5/70	460,000	554,065
		2,344,934
Trading Companies & Distributors – 0.4%
Air Lease Corp.:
2.25% 1/15/23	29,000	29,712
3.25% 3/1/25	863,000	905,768
		935,480
TOTAL INDUSTRIALS		16,905,663
INFORMATION TECHNOLOGY – 3.8%
IT Services – 0.4%
Fiserv, Inc. 3.50% 7/1/29	286,000	327,442
International Business Machines Corp. 4.25% 5/15/49	390,000	517,966
Leidos, Inc.:
2.95% 5/15/23 (a)	95,000	99,414
3.625% 5/15/25 (a)	72,000	80,077
The Western Union Co. 2.85% 1/10/25	66,000	70,515
		1,095,414
Semiconductors & Semiconductor Equipment – 1.2%
Applied Materials, Inc. 4.35% 4/1/47	258,000	357,703
Micron Technology, Inc.:
2.497% 4/24/23	221,000	230,782
4.185% 2/15/27	627,000	723,929
4.64% 2/6/24	1,037,000	1,155,041
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25 (a)	487,000	523,121
		2,990,576
Software – 0.7%
Oracle Corp.:
2.50% 4/1/25	1,176,000	1,261,052

	Principal Amount	Value

4.30% 7/8/34	$ 261,000	$ 333,147
		1,594,199
Technology Hardware, Storage & Peripherals – 1.5%
Apple, Inc.:
2.40% 8/20/50	1,075,000	1,112,862
3.75% 9/12/47	279,000	353,663
4.65% 2/23/46	174,000	250,336
Dell International LLC / EMC Corp.:
4.00% 7/15/24 (a)	520,000	571,755
4.90% 10/1/26 (a)	818,000	955,307
6.02% 6/15/26 (a)	382,000	463,721
		3,707,644
TOTAL INFORMATION TECHNOLOGY		9,387,833
MATERIALS – 2.3%
Chemicals – 1.9%
LYB International Finance III LLC:
2.25% 10/1/30	360,000	367,483
2.875% 5/1/25	959,000	1,033,531
Nutrien Ltd. 4.00% 12/15/26	408,000	473,287
Nutrition & Biosciences, Inc.:
1.832% 10/15/27 (a)	1,048,000	1,070,510
3.468% 12/1/50 (a)	512,000	559,191
The Dow Chemical Co.:
3.625% 5/15/26	450,000	505,392
4.55% 11/30/25	97,000	113,351
The Mosaic Co. 3.25% 11/15/22	460,000	480,882
		4,603,627
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28	319,000	394,713
Metals & Mining – 0.2%
Anglo American Capital PLC 5.375% 4/1/25 (a)	500,000	583,054
TOTAL MATERIALS		5,581,394
REAL ESTATE – 5.6%
Equity Real Estate Investment Trusts (REITs) – 4.3%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	1,077,000	1,061,711
4.70% 7/1/30	75,000	93,187
American Tower Corp. 2.40% 3/15/25	799,000	849,191
Brixmor Operating Partnership LP:
4.05% 7/1/30	139,000	156,827
4.125% 5/15/29	85,000	96,857
Camden Property Trust:
2.80% 5/15/30	65,000	71,484
3.15% 7/1/29	575,000	645,058

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Crown Castle International Corp. 2.25% 1/15/31	$ 981,000	$ 1,015,325
Federal Realty Investment Trust 3.95% 1/15/24	914,000	993,143
Hudson Pacific Properties LP 3.95% 11/1/27	492,000	535,218
Kimco Realty Corp. 3.30% 2/1/25	305,000	333,811
Lexington Realty Trust 4.40% 6/15/24	238,000	258,825
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31 (d)	838,000	851,668
Omega Healthcare Investors, Inc.:
3.625% 10/1/29	575,000	594,609
4.375% 8/1/23	277,000	298,358
4.50% 1/15/25	200,000	216,671
Retail Properties of America, Inc.:
4.00% 3/15/25	15,000	15,065
4.75% 9/15/30	311,000	313,824
Simon Property Group LP 2.45% 9/13/29	756,000	772,955
STORE Capital Corp. 2.75% 11/18/30	67,000	67,632
VEREIT Operating Partnership LP:
2.20% 6/15/28	27,000	27,160
2.85% 12/15/32	33,000	33,796
Welltower, Inc.:
4.125% 3/15/29	348,000	400,122
4.50% 1/15/24	348,000	383,767
WP Carey, Inc. 2.40% 2/1/31	389,000	396,950
		10,483,214
Real Estate Management & Development – 1.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	575,000	594,924
Corporate Office Properties LP 3.60% 5/15/23	200,000	210,624
Mack-Cali Realty LP 4.50% 4/18/22	263,000	259,397
Tanger Properties LP 3.125% 9/1/26	1,184,000	1,181,857
Ventas Realty LP:
2.65% 1/15/25	65,000	69,273
3.00% 1/15/30	917,000	974,613
		3,290,688
TOTAL REAL ESTATE		13,773,902

	Principal Amount	Value
UTILITIES – 8.9%
Electric Utilities – 3.0%
Berkshire Hathaway Energy Co. 3.70% 7/15/30 (a)	$ 22,000	$ 26,098
Cleco Corporate Holdings LLC:
3.743% 5/1/26	1,331,000	1,430,404
4.973% 5/1/46	348,000	403,058
Consolidated Edison Co. of New York, Inc. 3.95% 4/1/50	31,000	38,167
Duke Energy Indiana LLC 4.90% 7/15/43	88,000	119,869
Emera US Finance LP 4.75% 6/15/46	348,000	437,408
Exelon Corp.:
3.497% 6/1/22	749,000	780,999
4.05% 4/15/30	40,000	47,428
FirstEnergy Corp.:
2.25% 9/1/30	625,000	596,283
3.90% 7/15/27	408,000	450,852
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	151,868
Puget Energy, Inc.:
3.65% 5/15/25	830,000	919,282
4.10% 6/15/30 (a)	681,000	770,784
5.625% 7/15/22	348,000	370,592
Xcel Energy, Inc. 3.50% 12/1/49	772,000	908,483
		7,451,575
Gas Utilities – 0.6%
Eastern Energy Gas Holdings LLC:
3.00% 11/15/29	762,000	840,445
3.90% 11/15/49	348,000	407,207
Southern Co. Gas Capital Corp. 4.40% 5/30/47	200,000	248,830
		1,496,482
Independent Power and Renewable Electricity Producers – 0.9%
AIA Group Ltd. 3.60% 4/9/29 (a)	650,000	735,214
Emera US Finance LP 3.55% 6/15/26	823,000	919,372
The AES Corp.:
3.30% 7/15/25 (a)	268,000	292,324
3.95% 7/15/30 (a)	238,000	269,863
		2,216,773
Multi-Utilities – 4.4%
Berkshire Hathaway Energy Co. 2.85% 5/15/51 (a)	818,000	852,326
Dominion Energy, Inc.:
2.715% 8/15/21	179,000	181,730
3.071% 8/15/24	863,000	933,638
4.104% 4/1/21	258,000	261,109
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
4.25% 6/1/28	$ 609,000	$ 724,078
Duke Energy Corp.:
2.45% 6/1/30	68,000	72,366
4.20% 6/15/49	428,000	556,837
Duquesne Light Holdings, Inc. 2.532% 10/1/30 (a)	42,000	42,895
Edison International 3.55% 11/15/24	843,000	895,396
Nevada Power Co. 3.70% 5/1/29	296,000	347,667
NextEra Energy Capital Holdings, Inc.:
2.75% 11/1/29	756,000	822,969
3.25% 4/1/26	863,000	965,032
NiSource, Inc.:
3.49% 5/15/27	200,000	224,874
3.95% 3/30/48	348,000	428,914
4.80% 2/15/44	224,000	296,661
ONE Gas, Inc. 2.00% 5/15/30	386,000	405,487
Sempra Energy:
3.75% 11/15/25	1,159,000	1,310,021
3.80% 2/1/38	326,000	379,288
The AES Corp.:
1.375% 1/15/26 (a)(d)	336,000	338,815
2.45% 1/15/31 (a)(d)	716,000	726,768
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	220,000	233,904
		11,000,775
TOTAL UTILITIES		22,165,605
TOTAL NONCONVERTIBLE BONDS (Cost $208,208,788)		222,935,425
U.S. Treasury Obligations – 4.6%

U.S. Treasury Bonds 2.00% 2/15/50 (Cost $11,526,420)	10,271,600	11,318,420
Foreign Government and Government Agency Obligations – 0.2%

Qatar Government International Bond 3.375% 3/14/24 (a)	260,000	280,719

	Principal Amount	Value
Saudi Government International Bond 2.900% 10/22/25 (a)	$ 200,000	$ 215,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $459,462)		495,719
Municipal Securities – 0.2%

California Gen. Oblig. Series 2009 7.550% 4/1/39 (Cost $417,095)	280,000	488,799
Asset-Backed Securities – 0.1%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a) (Cost $126,098)	126,097	132,450

Money Market Fund – 6.2%
	Shares
Fidelity Cash Central Fund, 0.09% (e) (Cost $15,468,640)	15,465,630	15,468,723
TOTAL INVESTMENT IN SECURITIES – 101.3% (Cost $236,206,503)		250,839,536
NET OTHER ASSETS (LIABILITIES) – (1.3%)		(3,272,719)
NET ASSETS – 100.0%		$ 247,566,817

Legend
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $39,233,209 or 15.9% of net assets.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$2,691
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Quarterly Report	10

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	12